Schedule III - Summary of Company's Real Estate Assets (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Advertising Displays [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Non-cash amounts	$ 446	$ 921	$ 379
New Advertising Displays [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Non-cash amounts	446	921	379
Acquisition of Advertising Displays [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Non-cash amounts	7,199	3,043	4,623
Acquisition of Advertising Displays [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Non-cash amounts	$ 7,199	$ 3,043	$ 4,623